INCOME TAX	12 Months Ended
Dec. 31, 2019
INCOME TAX
INCOME TAX

NOTE 12. INCOME TAX

The income tax is recognized in each of the countries where the Bancolombia Group has operations, in accordance with the tax regulations in force in each of the jurisdictions.

12.1. Components recognized in the income statement of the period:

	December 31,	December 31,	December 31,
	2019	2018	2017
In millions of Colombian pesos
Current tax
Fiscal term	1,040,558	752,728	1,041,454
Prior fiscal terms(1)	7,908	(146,837)	3,967
Total current tax	1,048,466	605,891	1,045,421
Deferred tax
Fiscal term	214,498	223,544	193,177
Total deferred tax	214,498	223,544	193,177
Total income tax	1,262,964	829,435	1,238,598

(1) The recoveries of previous periods for $85,921 was recognized in 2017 in Bancolombia as income.

12.2. Components recognized in Other Comprehensive Income (OCI)

December 31, 2019
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Losses related to the defined benefit liability	(38,451)	14,835	(23,616)
Net income from financial instruments measured at fair value	84,171	(12,607)	71,564
Unrealized gains on investments in associates and joint ventures using equity method.	8,151	(32)	8,119
Loss net investment coverage in operations abroad	(60,258)	20,213	(40,045)
Exchange differences arising on translating the foreign operations	104,955	-	104,955
Net	98,568	22,409	120,977

See status of Other Comprehensive Income

December 31, 2018
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Revaluation related to the defined benefit liability	37,325	(7,663)	29,662
Net incomefrom financial instruments measured at fair value	3,771	10,190	13,961
Unrealized gains on investments in associates and joint ventures using equity method.	2,581	(663)	1,918
Loss net investment coverage in operations abroad	(584,650)	172,870	(411,780)
Exchange differences arising on translating the foreign operations	1,043,593	-	1,043,593
Net	502,620	174,734	677,354

See status of Other Comprehensive Income

December 31, 2017
In millions of Colombian pesos
	Amounts before taxes	Deferred tax	Net taxes
Revaluation related to the defined benefit liability	3,753	(3,725)	28
Net income from financial instruments measured at fair value	17,548	9,789	27,337
Net profit investment coverage in operations abroad	36,762	(6,895)	29,867
Exchange differences arising on translating the foreign operations	412,878	-	412,878
Net	470,941	(831)	470,110

See status of Other Comprehensive Income

12.3.       Other disclosures

12.3.1.    Explanation of applicable fees

The following are the nominal rates of the current tax in each of the countries where Grupo Bancolombia has operations subject to income tax:

Companies domiciled in Colombia

The tax provisions in force in Colombia in relation to the  current income tax applicable for taxable years 2019, 2018 and 2017, establish the following:

	2019	2018	2017
Income tax	33%	33%	34%
Additional points	0%*	4%	6%
Total	33%	37%	40%

* For 2019, Law 1943 of 2018 established for the financial institutions, a surcharge of 4 additional points on the general income tax. However, Decision C-510 of 2019 of the constitutional count declared this surcharge to be unenforceable.

The deferred tax as of December 31, 2019 was calculated based on the temporary differences, taking into account the applicable rates for 2020 and following years, as follows:

	2020	2021	2022	2023 onwards
Income tax	32%	31%	30%	30%
Additional points	4%	3%	3%	0%
Total	36%	34%	33%	30%

* Law 2010 of 2019 (Law on economic growth) established for financial institutions, certain additional points on the general income tax. This surcharge is subject to an advance payment of 100%.

Domiciled companies in other countries

The tax rates used for the calculation of income tax, for the taxable periods 2018 and 2019 was:

		2018	2019	2020 onwards
Companies in Peru	Income tax	29.5%	29.5%	-
Companies in Panama	Income tax	25%	25%	25%
Companies in El Salvador	Income tax	30%	30%	30%
Companies in Guatemala	Income tax	25%	25%	25%

12.3.2.    Amount of temporary differences in subsidiaries, branches, associates over which deferred tax was not recognized is:

	December 31, 2019	December 31, 2018
In millions of Colombian pesos
Temporary differences
Local Subsidiaries	(1,159,387)	(442,739)
Foreign Subsidiaries	(4,547,635)	(4,547,635)

In accordance with IAS 12 no deferred tax credit was recorded with respect to the amounts shown in the table above, because the administration can control the future time in which such differences are reversed and this is not expected to occur in the foreseeable future.

12.3.3.    Temporary differences as of December 31, 2019

-  Net effect of deferred tax assets and liabilities by company disclosed in the Financial Position Statement:

	December 31,	December 31,	December 31,	December 31,
	2019	2019	2018	2018
In millions of Colombian pesos
	Deferred Tax	Deferred Tax	Deferred Tax	Deferred Tax
Company	Asset	Liability	Asset	Liability
Arrendadora Financiera S.A.		(53)	94
Bagrícola Costa Rica S.A.	102		74
Grupo Agromercantil Holding	50,063			(13,566)
Banca de Inversión Bancolombia S.A.		(20,567)		(20,300)
Banco Agrícola S.A.	72,436		67,527
Bancolombia S.A.		(1,452,087)		(1,245,807)
Banistmo SA and Subsidiaries	271,057		198,958
Pasarela Colombia S.A.S(1).	118			(19)
Fideicomiso "Lote Abelardo Castro"		-		(123)
Fiduciaria Bancolombia S.A.		(5,918)		(4,265)
Gestora de Fondo de Inversión S.A	21
Inversiones CFNS S.A.S.		(452)		(1,011)
Renting Colombia S.A.		(30,656)		(22,450)
Transportempo S.A.S	1,238		163
Valores Banagrícola S.A.	8		19
Valores Bancolombia S.A.	5,959		4,342
Valores Simesa S.A.		(12,225)		(10,754)
Net Deferred Tax by Company	401,002	(1,521,958)	271,177	(1,318,295)
Net Deferred Tax		(1,120,956)		(1,047,118)
(1)	Before Biba Colombia Inmobiliaria S.A.S

This section shows the net deferred tax resulting from each company and differs from the information in section 12.3.4, because there the deferred tax is disclosed according to its nature.

12.3.4.    Asset and liability deferred tax detail without netting by company

This section shows the deferred tax according to its nature and differs from the information in section 12.3.3, because there the deferred tax is shown net by company.

Assets deferred tax with effect on Income Statement, OCI and Equity

Deferred tax summary in	December 31,	With effects	With effects on OCI			December 31,
balance sheet accounts	2018	on Results	and Retained Profits	Eliminations	Reclassifications	2019
In millions of Colombian pesos
Assets deferred tax Results	704,801	(79,475)		(14,192)	8,979	620,113
Assets deferred tax OCI and Equity	477,876		153,409		1,062	3
Net Deferred Tax	1,182,677	(79,475)	153,409	(14,192)	10,041	1,252,460

	December 31, 2018	Implementation	Increase	December 31, 2019
In millions of Colombian pesos
Asset Deferred Tax with effect on Income Statement:
Property and equipment	18,117	11,232	453	7,338
Employee Benefits	172,327	1,083	21,387	192,631
Deterioration assessment	56,920	37,894	99,869	118,895
Tax credits settlement	74,189	3,513	-	70,676
Financial Obligations	291,865	200,450	135	91,550
Investments evaluation	73,863	1,452	14,026	86,437
Other deductions	17,520	1,467	36,533	52,586
Total Asset Deferred Tax with effect on Income Statement	704,801	257,091	172,403	620,113

	December 31, 2018	Implementation	Increase	December 31, 2019
In millions of Colombian pesos
Asset Deferred Tax with effect on OCI and Equity:
Net investment coverage in operations abroad	179,765	-	20,213	199,978
Employee Benefits	28,603	-	10,919	39,522
Investments evaluation	-	70,034	75,005	4,971
implementation adjustment(1)	269,508	-	118,368	387,876
Total Asset Deferred Tax with effect on OCI and Equity	477,876	70,034	224,505	632,347
(1)	Value recorded against retained earnings, not other comprehensive income (OCI). The increase is due to the adoption of IFRS 16.

In accordance with the financial projections, it is expected in the future to generate sufficient liquid income to offset the items recorded as deductible deferred tax. These estimates start from the financial projections that were prepared taking into account information from the Bancolombia Group’s economic research records, the expected economic environment for the next five years. The main indicators on which the models are based are GDP growth, loans growth and interest rates. In addition to these elements, the long-term Group's strategy is taken into account.

Liability deferred tax with effect on Income Statement, OCI and Equity

Deferred tax summary in	December 31,	With effects	With effects on OCI			December 31,
balance sheet accounts	2018	on Results	and Retained Profits	Eliminations	Reclassifications	2019
In millions of Colombian pesos
Liability deferred tax Results	(2,122,001)	(219,631)	-	44,897	44,901	(2,251,834)
Liability deferred tax OCI and Equity	(107,794)	-	(14,354)	-	566	(121,582)
Net Deferred Tax	(2,229,795)	(219,631)	(14,354)	44,897	45,467	(2,373,416)

	December 31, 2018	Implementation	Increase	December 31, 2019
In millions of Colombian pesos
Liability Deferred Tax with effect on Income Statement:
Property and equipment	(243,330)	36,002	7,220	(214,548)
Lease restatement	(213,359)	-	42,072	(255,431)
Deterioration assessment	(375,178)	33,716	11,374	(352,836)
Participatory titles evaluation	(139,963)	84,335	68,136	(123,764)
Derivatives' evaluation	(178,470)	178,466	-	(4)
Goodwill	(858,849)	16,252	177,373	(1,019,970)
Properties received in payment	(77,043)	41	15,711	(92,713)
Other deductions	(35,809)	1,203	157,962	(192,568)
Total Liability Deferred Tax with effect on Income Statement:	(2,122,001)	350,015	479,848	(2,251,834)

	December 31, 2018	Implementation	Increase	December 31, 2019
In millions of Colombian pesos
Liability Deferred Tax with effect on OCI and Equity
Employee Benefits	(3,917)	3,950	33	-
Investments evaluation	(95,283)	70,051	87,629	(112,861)
Investments in associates. Adjustment for equity method	(663)	663	695	(695)
IFRS 9 implementation adjustment(1)(2)	(7,931)	-	95	(8,026)
Total Liability Deferred Tax with effect on OCI and Equity:	(107,794)	74,664	88,452	(121,582)
(1)	Value recorded against retained earnings, not other comprehensive income (OCI)
(2)	Effect on Grupo Agromercantil Holding due to an increase in the investments

Total deferred tax

			With effects on
Deferred tax summary in	December 31,	With effects	OCI and Retained	Eliminations	Reclassifications	December 31,
balance sheet accounts	2018	on Results	Profits			2019
In millions of Colombian pesos
Asset Deferred Tax	1,182,677	(79,475)	153,409	(14,192)	10,041	1,252,460
Liability Deferred Tax	(2,229,795)	(219,631)	(14,354)	44,897	45,467	(2,373,416)
Net Deferred Tax	(1,047,118)	(299,106)	139,055	30,705	55,508	(1,120,956)

The deferred tax disclosed in section 12.1, corresponds to assets and liabilities deferred tax without eliminations amounting to COP 299,106 million, less eliminations and reclassifications amounting to COP 84,585 million.

12.3.5.    Reconciliation of the effective tax rate

	December 31,	December 31,	December 31,
Reconciliation of the tax rate	2019	2018	2017
In millions of Colombian pesos
Accounting profit	4,477,531	3,615,870	3,992,771
Applicable tax with nominal rate	1,477,585	1,337,872	1,597,108
Non-deductible expenses to determine taxable profit (loss)	281,633	266,246	356,350
Accounting and non-tax expense (income) to determine of taxable profit (loss)	(822,683)	(168,134)	(179,605)
Base Differences	304,871	486,193	341,828
Fiscal and non-accounting expense (income) to determine of taxable profit (loss)(1)	434,929	(579,660)	(23,844)
Ordinary activities income exempt from taxation	(258,622)	(235,560)	(181,406)
Ordinary activities income not constituting income or occasional tax gain	(173,791)	(133,211)	(130,272)
Tax deductions	(128,211)	(25,398)	(184,620)
Goodwill Depreciation	(194,679)	(218,277)	(233,004)
Tax depreciation surplus	(100,286)	(118,046)	(177,936)
Tax rate effect in other countries(2)	27,038	(92,125)	(218,785)
Prior fiscal terms	7,908	(146,837)	3,967
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)	407,272	456,372	268,817
Total income tax	1,262,964	829,435	1,238,598
(1)	The variation originates mainly from the Participation Method (current tax) and the treatment of derivatives
(2)	The variation originates in adjustments for eliminations in the consolidated financial statements.

12.4.       Dividends

12.4.1.   Dividend Payment

If the parent company or any of its subsidiaries were to distribute dividends, they would be subject to the tax regulations of each of the countries where they are decreed.

12.4.2.   Dividends received from Colombian Subsidiary Companies

In accordance with the past practice the Bank as Parent of its national subsidiaries which are part of the Business Group expects to receive dividends not subject to the income tax from these subsidiaries, and will not be subject to withholding tax, in accordance with Law 2010 of 2019.

12.5.        Tax contingent Liabilities and assets

In the determination of the effective current and deferred taxes subject to review by the tax authority, the relevant regulations have been applied and interpretations have been made to take positions on those positions for which different interpretations may arise against those made by the entity. Due to the complexity of the tax system, ongoing amendments to the tax regulations, accounting changes with implications on tax bases and in general the legal instability of the country, the tax authority may at any time have different criteria to that of the Bancolombia Group. Consequently, a dispute or inspection by the tax authority on a particular tax treatment may affect the Bancolombia Group accounting of assets or liabilities for deferred or current taxes, in accordance with the requirements of IAS 12.

In 2019, the Bancolombia Group reversed and updated the uncertain positions in accordance with the administrative acts received during the year:

				Balance December
Balance December 2018	Update	Payments	Reversal	2019
114,968	12,700	6,085	19,031	102,552

12.6.        Tax credits

The following is the detail of the fiscal losses and presumptive income excesses over net income in the Group’s entities, which have not been used, as of December 31, 2019.

Deferred tax recognized
Base	asset
In millions of Colombian pesos
235,585	70,676

In the implementation of the provisions of IAS 12 “Income Tax”, a deferred tax asset is recognized, since the group companies are expected to have future taxable profits with which to charge this temporary difference.

12.7.        Tax regulation applicable to current and deferred tax corresponding to fiscal periods 2018 and 2019.

12.7.1.   Domiciled companies in Colombia

Current tax

a)

The tax regulations applicable to the 2018 and 2019 terms were those established by Law 1819 of 2016 and Law 1943 of 2018, as well as by their Regulatory Decrees and other prevailing regulations established in the Tax Code.

b)	Windfalls are taxed separately from ordinary income and are taxed at the 10% rate.
c)

Income tax is determined through the higher value between the taxable net income calculated by the ordinary system and the presumptive income determined on 3.5% of the previous year net assets for 2018 and 1.5% of the previous year net assets for 2019.

Deferred tax

The assets and liabilities deferred tax as of December 2018 was measured taking into account the rates for the income tax established by Act 1943 of 2018. As of December 31, 2019, the measurement of the deferred tax was determined with the income tax, indicated in Act 2010 of 2019; taking into account the future periods in which the temporary differences are expected to be reverted.

12.7.2.   Domiciled companies outside of Colombia

The current tax is calculated based on the accounting information expressed under the accounting technical frameworks in force in each one of the jurisdictions where the Bancolombia Group has operations.

The deferred tax as of December 31, 2019, was determined taking into account the fiscal regulations in force and applicable in each of the countries where the financial operations are carried out, using the tax rates applicable in the taxable years in which the Company expects to execute the assets or settle the liabilities.

12.7.3.   Future tax impacts from regulatory changes

Companies domiciled in Colombia

Law 1943 of 2018 was declared unenforceable by the Constitutional Court as of January 01, 2020 (Decision C-481 of 2019). Later on December 27, 2019 the National Government issued Law 2010 (Law on economic growth) for the purpose of providing continuity to many matters relating to taxation that were imposed in the previous Law and introducing certain changes into the tax system which shall be effective as of January 01, 2020:

a)

For financial institutions, the income and supplementary tax rates were amended and certain points were added to the general income tax, provided that the taxable income is equal to or greater than 120,000 TVUs (Tax Value Unit), thus:

Income and supplementary taxes
	2020	2021	2022	2023 onwards
Income tax	32%	31%	30%	30%
Additional points	4%	3%	3%	0%
Total income tax	36%	34%	33%	30%

b)	The presumptive income rate on net assets is gradually reduced, thus: 0.5% for the 2020 tax year and 0% from the 2021 tax year.
c)	The thin capitalization rules are amended, which shall apply to interest from domestic or foreign third party debt.

The thin capitalization rule does not apply to taxpayers subject to the oversight of the Financial Superintendency.

d)

The list of income that is not considered as a national source is amended as follows: Credit for the importation of goods, services, and in banking overdrafts the term of which is greater than 6 months are considered as national source income.

e)

In private equity funds, income shall be distributed between subscribers or shareholders to the same instrument received by the fund, under the same tax conditions that they would have as if directly received by the subscriber or shareholder, with the following rules being met :

i.	Where the fund’s shares are traded on a stock exchange that is subject to the inspection and oversight of Financial Superintendency of Colombia, or
ii.	Where the fund meets the following requirements:
✓

Not being more than directly or indirectly 50% or more owned by a single effective beneficiary, or related investor group or by members of a single family within the 4th degree of consanguinity or affinity, that are income tax taxpayers and;

✓	Where none of the effective beneficiaries of the fund or related investor group or family group, individually or jointly, have control or discretion over its distributions.

Without compliance to these requirements, the shareholder income shall be incurred in the same fiscal year in which it is received by the private equity fund.

The definition of what should be understood as an effective beneficiary is incorporated and the single registry of effective, final or real beneficiaries is created.

a)

The deduction to income tax of 100% of the taxes, rates and contributions effectively paid during the tax year or period, which have a causal relationship, is established as a general rule, and it is not possible for tax deductions such as: income, equity and tax normalizations.

b)	Tax on industries and businesses and notices and bulletin boards may be taken as a tax discount on income tax, up to 50% of tax, for the years 2020 and 2021. From 2022, 100% may be discounted.
c)

The tax discount is created for sales tax paid in the acquisition, construction, or formation and importation of productive real fixed assets, including those associated with necessary services for bringing them into good working order.

d)	The minimum sales price rules are amended to include services and to establish that it may not be less than 85% of its commercial value.

For shares that are not listed on stock exchanges, the sale price may not be less than the intrinsic value by more than 30%.

e)	A first employment deduction is created equivalent to 120% of salary payments made to persons under the age 28.
f)	The 2% excise tax is eliminated for real estate sales with a value greater than 26,800 Tax Value Unit - TVUs.
g)	Changes in Dividends

Withholding at source for dividends shall have the treatment as summarized below, according to the dividend status and the dividend’s beneficial taxpayer rate, thus:

1.	For dividends from profits that have paid the tax in the company, i.e. not taxable, the following rules shall be followed:
i.	Dividends received by natural persons residing in Colombia:

If the dividends are distributed to natural persons residing in Colombia, they shall be taxable at a marginal rate of 0% to 10%.

ii.	Dividends received by domestic legal persons:

The withholding rate at source shall be 7.5%

iii.	Dividends received by non-resident natural persons, foreign corporations and permanent establishments:

The withholding rate at source shall be 10%

2.	For dividends from profits that have NOT paid tax in the company, i.e. taxable, the following rule shall be followed:

These shall be taxed at the general income tax rate according to the year in which they are paid or offset (32% for 2020, 31% for 2021 and 30% from 2022). Once this withholding is discounted, the withholding rate mentioned in numeral 1 shall be applied.

Dividends distributed within companies of a Corporate Group or within societies in control situation duly registered with the Chamber of Commerce are not subject to withholding.

3.	Foreign capital investment.

For the determination of income tax related to profits obtained from capital investments external to the portfolio, irrespective of the mode or vehicle used to make the investment by the investor, the following rules shall apply:

i.	Dividends from profits that have paid tax in the company, i.e. non-taxable, the rate shall be 10%.
ii.	For dividends from profits that did NOT pay tax in the company, i.e. taxable, the following rule shall be followed:

The dividends shall be taxable at a rate of 25% and the remainder shall be applied a withholding rate of 10%.

m)	Colombian Holding Company regime

A new Colombian Holding Company regime has been created, for companies whose principal activity is holding securities, investments or shareholdings in Colombian and/or foreign corporations and the administration of such investments.

To become a beneficiary of this regime, they must guarantee a minimum direct or indirect shareholding of 10% in the capital of two or more of the corporations described above, for a minimum period of 12 months.

In addition, they must employ at least 3 people, have their own management and make strategic decisions in Colombia related to their investments and assets.

Among its main benefits, it is noted that dividends received from entities not resident in Colombia shall be in turn exempt from income tax in Colombia and shall not be subject to tax on industries and Businesses.

Dividends distributed by CHCs (Colombian Holding Companies) to residents, are taxable with a right to discount for taxes paid abroad on foreign source income, those distributed to non-residents shall be understood as foreign source income.

When the CHC (Colombian Holding Companies) transfers its shares in a foreign entity, it shall be exempt from income tax and its supplementary tax.

Domiciled companies outside of Colombia

For the term of December 2019, there were no changes in the countries where Grupo Bancolombia has operations.